Income Taxes - Schedule of Income Tax (benefit) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Tax (benefit) Expense [Line Items]
Deferred income tax benefit			$ (107)
Total income tax (benefit) expense	(486)	38	(161)
Hong Kong [Member]
Schedule of Income Tax (benefit) Expense [Line Items]
Current income tax (benefit) expense			(59)
PRC [Member]
Schedule of Income Tax (benefit) Expense [Line Items]
Current income tax (benefit) expense	3	38
PRC
- Reversal of overprovision in prior year	(496)
Myanmar [Member]
Schedule of Income Tax (benefit) Expense [Line Items]
Current income tax (benefit) expense			5
Germany [Member]
Schedule of Income Tax (benefit) Expense [Line Items]
Current income tax (benefit) expense	$ 7